11008506

NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

Received SEC
OCT 06 2011
Washington, DC 20549

October 6, 2011

CERT NYS
File No. 001-32185

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, INLAND REAL ESTATE CORPORATION, 8.125% Series A Cumulative Redeemable Preferred Stock, $0.01 par value per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 4, 2011. Tentative listing date – October 10, 2011.

Sincerely,